Corporate Development and General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Development:
Corporate advisory	$ 13	$ 69
Geology and technical review	21	22	3
Legal	5	7	4
Salaries and remuneration		3	5
Sundry		4
Travel and transportation	18	31	30
Total	57	136	42
General and Administrative:
Accounting, audit and tax	39	27	24
Legal	16	29	17
Office and sundry	67	53	61
Regulatory	70	53	56
Rent	44	31	32
Total	$ 236	$ 193	$ 190